Stock-Based Compensation (Details 1) (AUD)	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Outstanding and exercisable options under 2001 equity incentive plan and the LTIP
Options outstanding Number	9,085,140	11,355,295	14,444,438
Option outstanding, Weighted average exercise price	7.59	7.40	7.44
Exercise Price One [Member]
Outstanding and exercisable options under 2001 equity incentive plan and the LTIP
Exercise Price	5.99
Options outstanding Number	903,250
Option outstanding, Weighted average remaining life	2.7
Option outstanding, Weighted average exercise price	5.99
Option outstanding, Aggregate intrinsic value	1,526,493
Option exercisable Number	903,250
Option exercisable, Weighted average exercise price	5.99
Options Exercisable, Aggregate intrinsic value	1,526,493
Exercise Price Two [Member]
Outstanding and exercisable options under 2001 equity incentive plan and the LTIP
Exercise Price	6.30
Options outstanding Number	93,000
Option outstanding, Weighted average remaining life	2.9
Option outstanding, Weighted average exercise price	6.30
Option outstanding, Aggregate intrinsic value	128,340
Option exercisable Number	93,000
Option exercisable, Weighted average exercise price	6.30
Options Exercisable, Aggregate intrinsic value	128,340
Exercise Price Three [Member]
Outstanding and exercisable options under 2001 equity incentive plan and the LTIP
Exercise Price	6.38
Options outstanding Number	1,482,235
Option outstanding, Weighted average remaining life	5.7
Option outstanding, Weighted average exercise price	6.38
Option outstanding, Aggregate intrinsic value	1,926,906
Option exercisable Number	1,482,235
Option exercisable, Weighted average exercise price	6.38
Options Exercisable, Aggregate intrinsic value	1,926,906
Exercise Price Four [Member]
Outstanding and exercisable options under 2001 equity incentive plan and the LTIP
Exercise Price	6.45
Options outstanding Number	191,000
Option outstanding, Weighted average remaining life	0.7
Option outstanding, Weighted average exercise price	6.45
Option outstanding, Aggregate intrinsic value	234,930
Option exercisable Number	191,000
Option exercisable, Weighted average exercise price	6.45
Options Exercisable, Aggregate intrinsic value	234,930
Exercise Price Five [Member]
Outstanding and exercisable options under 2001 equity incentive plan and the LTIP
Exercise Price	7.05
Options outstanding Number	1,479,250
Option outstanding, Weighted average remaining life	1.7
Option outstanding, Weighted average exercise price	7.05
Option outstanding, Aggregate intrinsic value	931,928
Option exercisable Number	1,479,250
Option exercisable, Weighted average exercise price	7.05
Options Exercisable, Aggregate intrinsic value	931,928
Exercise Price Six [Member]
Outstanding and exercisable options under 2001 equity incentive plan and the LTIP
Exercise Price	7.83
Options outstanding Number	1,016,000
Option outstanding, Weighted average remaining life	5.4
Option outstanding, Weighted average exercise price	7.83
Option exercisable Number	908,358
Option exercisable, Weighted average exercise price	7.83
Exercise Price Seven [Member]
Outstanding and exercisable options under 2001 equity incentive plan and the LTIP
Exercise Price	8.40
Options outstanding Number	2,027,305
Option outstanding, Weighted average remaining life	4.6
Option outstanding, Weighted average exercise price	8.40
Option exercisable Number	2,027,305
Option exercisable, Weighted average exercise price	8.40
Exercise Price Eight [Member]
Outstanding and exercisable options under 2001 equity incentive plan and the LTIP
Exercise Price	8.90
Options outstanding Number	1,878,100
Option outstanding, Weighted average remaining life	3.7
Option outstanding, Weighted average exercise price	8.90
Option exercisable Number	1,878,100
Option exercisable, Weighted average exercise price	8.90
Exercise Price Nine [Member]
Outstanding and exercisable options under 2001 equity incentive plan and the LTIP
Exercise Price	9.50
Options outstanding Number	15,000
Option outstanding, Weighted average remaining life	3.9
Option outstanding, Weighted average exercise price	9.50
Option exercisable Number	15,000
Option exercisable, Weighted average exercise price	9.50
Exercise Price Ten [Member]
Outstanding and exercisable options under 2001 equity incentive plan and the LTIP
Options outstanding Number	9,085,140
Option outstanding, Weighted average remaining life	3.9
Option outstanding, Weighted average exercise price	7.59
Option outstanding, Aggregate intrinsic value	4,748,597
Option exercisable Number	8,977,498
Option exercisable, Weighted average exercise price	7.59
Options Exercisable, Aggregate intrinsic value	4,748,597